Joint Arrangements - Joint Ventures and Associates (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Net earnings (loss)	CAD 4,458.0	CAD 445.0
Other comprehensive income	(167.0)	(282.0)
Total Comprehensive Income	4,291.0	163.0
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Net earnings (loss)	1.0	1.0
Total Comprehensive Income	1.0	1.0
Carrying amount as at December 31	51.0	45.0
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Net earnings (loss)	(3.0)	(3.0)
Total Comprehensive Income	(3.0)	(3.0)
Carrying amount as at December 31	CAD 89.0	CAD 93.0